Debt (ILFC) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-term Debt [Abstract]
2020	$ 3,454,301
2021	4,450,347
2022	6,859,785
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	17,523,093	$ 17,187,314
Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
2020	1,000,000
2021	500,000
2022	1,400,000
Debt	$ 2,900,000	$ 4,900,000
Minimum | Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
Stated interest rate	4.625%
Maximum | Unsecured | ILFC Legacy Notes
Maturities of Long-term Debt [Abstract]
Stated interest rate	8.625%